Deferred Policy Acquisition Costs (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Policy Acquisition Costs Disclosures [Abstract]
Summary of Deferred Policy Acquisition Costs	The activity in deferred policy acquisition costs, net of reinsurance transactions, is as follows (dollars in thousands):
	Three Months Ended March 31,
	2023	2022
Balance at beginning of period	$10,290	$12,267

Deferred policy acquisition costs	2,757	3,321
Amortization of policy acquisition costs	(4,721)	(5,464)
Net change	(1,964)	(2,143)

Balance at end of period	$8,326	$10,124
The activity in deferred policy acquisition costs, net of reinsurance transactions, is as follows (dollars in thousands):
	December 31,
	2022	2021	2020
Balance at beginning of period	$ 12,267	$ 12,243	$ 11,906
Deferred policy acquisition costs	20,202	28,475	26,442
Amortization of policy acquisition costs	(22,179)	(28,451)	(26,105)
Net change	(1,977)	24	337
Balance at end of period	$ 10,290	$ 12,267	$ 12,243